Income Taxes - Summary of Components of Deferred Tax Assets and Tax Liabilities (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Total deferred tax assets:
Federal net operating loss carryforward	$ 4,103,247	$ 885,617
R&D credit carryforward	239,905	63,406
Capitalized R&D	299,449
Accruals and reserves	215,975	176,231
Lease liability	87,284	88,259
Stock-based compensation	10,864	173,069
Total deferred tax assets	4,956,724	1,386,582
Valuation allowance	(4,858,529)	(1,235,082)
Subtotal	98,195	151,500
Total deferred tax liabilities:
Property and equipment and right-of-use asset	(98,195)	(151,500)
Total net deferred tax assets	$ 0	$ 0